Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 12.	Stockholders' Equity

Preferred Stock:  On January 9, 2009, the Company issued 10,200 shares of perpetual cumulative senior preferred stock to the U.S. Department of the Treasury (the “Treasury”) under the Capital Purchase Program (“CPP”).  The preferred stock had a par value of $0.01 per share and a liquidation preference of $1,000 per share, or $10,200,000.  On December 14, 2011, the Company redeemed all 10,200 shares of its Series A preferred stock for $10,200,000.  The remaining unamortized discount was amortized at the same time.

The fair value of the preferred stock at issue was $10,100,732.  The fair value of the preferred stock was based on assumptions regarding the discount rate (market rate on the preferred stock, which was estimated to be approximately 99.03% at the date of issuance).  Proceeds from the investment by Treasury were then allocated based upon the relative fair value of the preferred stock and common stock warrant described below.  Dividends were payable quarterly at the rate of five percent per annum until the fifth anniversary date of the issuance and at a rate of nine percent per annum thereafter.  The dividends were computed on the basis of a 360-day year consisting of twelve 30-day months.  The dividends were payable quarterly in arrears on February 15, May 15, August 15, and November 15 of each year.

Common Stock Warrant:  In connection with the issuance of the preferred stock described above, a common stock warrant exercisable for 99,157 shares of common stock (the “Warrant”) was issued to Treasury.  The Warrant was exercisable on or before January 9, 2019.  The fair value of the Warrant was $99,268.  The fair value of the Warrant was estimated at issue date using a Black-Scholes valuation model, with a market price of common stock on issue date of $10.50, a risk-free interest rate of 2.13%, expected price volatility of 19.48%, an expected life of 5 years, and an expected dividend yield of 0.38%.  The Warrant entitled the Treasury to purchase 99,157 shares of common stock at $15.43 per share.  The difference between the market value of a share of common stock and the exercise price of a share of common stock under the warrant was $2.53 per share as of December 31, 2011.

As more fully discussed below under “Subsequent Events,” on January 11, 2012, the Company completed the repurchase of the Warrant held by the Treasury. The Company paid $600,000 to the Treasury to repurchase the Warrant.  With this transaction, the Treasury no longer holds any investment in the Company.

Regulatory capital requirements:  The Bank is subject to various regulatory capital requirements administered by the Federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possible additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011, the Bank meets all capital adequacy requirements to which it is subject.

The Bank continues to meet the requirements to be categorized as well-capitalized under the regulatory framework for prompt corrective action.  To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since those notifications that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios are also presented in the following table:

							To Be Well-Capitalized
				For Capital			Under Prompt Corrective
	Actual			Adequacy Purposes			Action Provisions
	Amount		Ratio	Amount		Ratio	Amount		Ratio
	(000's	)		(000's	)		(000's	)
As of December 31, 2011:
Total Capital (to risk-
weighted assets)	$42,624		14.7%	$23,139		8.0%	$28,924		10.0%
Tier I Capital (to risk-
weighted assets)	38,981		13.5	11,570		4.0	17,354		6.0
Tier I Capital (to
average assets)	38,981		8.7	17,956		4.0	22,445		5.0
As of December 31, 2010:
Total Capital (to risk-
weighted assets)	$50,029		16.5%	$24,194		8.0%	$30,242		10.0%
Tier I Capital (to risk-
weighted assets)	46,278		15.3	12,097		4.0	18,145		6.0
Tier I (Core) Capital
(to adjusted assets)	46,278		10.2	18,096		4.0	22,620		5.0
Tangible Capital (to
adjusted assets) (1)	46,278		10.2	6,786		1.5	-		-

(1) Under regulations as a federally-chartered stock savings bank, the Bank was subject to minimum tangible capital requirements at December 31, 2010.

The ability of the Company to pay dividends to its stockholders is dependent upon dividends paid by the Bank.  The Bank is subject to certain statutory and regulatory restrictions on the amount it may pay in dividends. To maintain acceptable capital ratios in the Bank, certain of its retained earnings are not available for the payment of dividends.